SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended		121 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 11, 2027
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	$ 223,002	$ 211,084
Long-term Debt	466,794
Short-term Debt	236,985	212,734
Debt Instrument, Collateral Amount	18,403	87,920
Restricted Cash, Noncurrent	39,982	0
Buildings and Land [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount	58,108
Bank Borrowings One [Member]
Debt Instrument [Line Items]
Long-term Debt	770
Bank Borrowings One [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Repayments of Bank Debt			$ 32,112
Debt Instrument, Interest Rate Terms			bears interest rate of 4.1% for the first 3 years; thereafter the interest rate will be floating at Industrial and Commercial Bank of China (USA) NA Prime plus 1.0%
Bank Borrowings Three [Member]
Debt Instrument [Line Items]
Loans Payable to Bank, Current	$ 83,771	87,920
Debt Instrumen tInterest Rate Stated Percentage	4.90%
Bank Borrowings Four [Member]
Debt Instrument [Line Items]
Debt Instrumen tInterest Rate Stated Percentage	4.90%
Denominated Bank Borrowing [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 46,985	22,734
Short-term Debt	$ 190,000	190,000
Debt Instrumen tInterest Rate Stated Percentage	4.10%
Restricted Cash, Noncurrent	$ 7,843
CHINA | Buildings and Land [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount	237,055
CHINA | Bank Borrowings Two [Member]
Debt Instrument [Line Items]
Loans Payable to Bank, Current	$ 26,809
Debt Instrument, Description of Variable Rate Basis	bear interest rates of three month LIBOR plus 2.8%
Restricted Cash and Cash Equivalents, Noncurrent	$ 32,139
CHINA | Bank Borrowings Four [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	18,403
Mortgages [Member]
Debt Instrument [Line Items]
Loans Payable, Current		$ 9,310
Loans Payable to Bank, Current	$ 11,429
Short Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	1.00%	1.25%
Short-term Debt		$ 22,730
Short-term Debt, Weighted Average Interest Rate	2.32%	1.40%
Debt Instrument, Description of Variable Rate Basis	LIBOR	LIBOR
Debt Instrument, Interest Rate, Basis for Effective Rate	bear interest rates of three month London Interbank Offered Rate (“LIBOR”) plus 1.25% (2016: LIBOR plus 1.0%).
Short Term Debt [Member] | Bank Borrowings Three [Member]
Debt Instrument [Line Items]
Short-term Debt	$ 43,333
Short Term Debt [Member] | Bank Borrowings Four [Member]
Debt Instrument [Line Items]
Short-term Debt	2,882
Long Term Debt [Member] | Maturity on Demand [Member]
Debt Instrument [Line Items]
Loans Payable, Current	$ 31,904	$ 13,420